CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2016	Dec. 31, 2015
Common stock, par or stated value per share (in dollars per share)	₪ 0.01	₪ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares, issued	16,391,770	14,230,480
Common stock, shares, outstanding	16,391,770	14,230,480